DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND  TWO WORLD TRADE CENTER, NEW
                                                YORK, NEW YORK 10048
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1997

DEAR SHAREHOLDER:

We are pleased to present the annual report on the operations of Dean Witter Select Municipal Reinvestment Fund for the year ended December 31, 1997.

As 1997 drew to a close the securities markets were dominated by the Asian financial crisis and its potential impact on the U.S. economy. Foreign currency turmoil strengthened the value of the U.S. dollar and created a "flight to quality" demand for Treasuries. Long-term interest rates fell to yields last seen more than 20 years ago. Domestic employment conditions improved throughout the year and the unemployment rate reached its lowest level since 1973. Inflation remained in check despite the economy's strength. The bond market rally was also aided by prospects of the first federal budget surplus in more than two decades.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  BOND YIELDS 1994-1997
                               30-Year
                               Insured       30-Year U.S.     Insured Municipal Revenue
                                               Treasury
                              Municipal         Yields               Yields on a
                                                             Percentage of U.S. Treasury
                            Revenue Yields                             Yields
         12/31/93               5.40%           6.34%                  85.17%
1/31/94                              5.40%           6.24%                         86.54%
2/28/94                              5.80%           6.66%                         87.09%
3/31/94                              6.40%           7.09%                         90.27%
4/29/94                              6.35%           7.32%                         86.75%
5/31/94                              6.25%           7.43%                         84.12%
6/30/94                              6.50%           7.61%                         85.41%
7/29/94                              6.25%           7.39%                         84.57%
6/31/94                              6.30%           7.45%                         84.56%
9/30/94                              6.55%           7.81%                         83.87%
10/31/94                             6.75%           7.96%                         84.80%
11/30/94                             7.00%           8.00%                         87.50%
12/30/94                             6.75%           7.88%                         85.66%
1/31/95                              6.40%           7.70%                         83.12%
2/28/95                              6.15%           7.44%                         82.66%
3/31/95                              6.15%           7.43%                         82.77%
4/28/95                              6.20%           7.34%                         84.47%
5/31/95                              5.80%           6.66%                         87.09%
6/30/95                              6.10%           6.62%                         92.15%
7/31/95                              6.10%           6.86%                         88.92%
8/31/95                              6.00%           6.86%                         90.09%
9/29/95                              5.95%           6.48%                         91.82%
10/31/95                             5.75%           6.33%                         90.84%
11/30/95                             5.00%           6.14%                         89.58%
12/29/95                             5.35%           5.94%                         90.07%
1/31/96                              5.40%           6.03%                         89.55%
2/29/96                              5.60%           6.46%                         88.69%
3/29/96                              5.85%           6.66%                         87.84%
4/30/96                              5.95%           6.89%                         86.36%
5/31/96                              6.05%           6.99%                         86.55%
6/28/96                              5.90%           6.89%                         85.63%
7/31/96                              5.85%           6.97%                         83.93%
8/30/96                              5.90%           7.11%                         82.98%
9/30/96                              5.70%           6.93%                         82.25%
10/31/96                             5.65%           6.64%                         85.09%
11/29/96                             5.60%           6.35%                         86.61%
12/31/96                             5.60%           6.63%                         84.46%
1/31/97                              5.70%           6.79%                         83.95%
2/28/97                              5.65%           6.80%                         83.09%
3/31/97                              5.90%           7.10%                         83.10%
4/30/97                              5.75%           6.94%                         82.85%
5/30/97                              5.65%           6.91%                         81.77%
6/30/97                              5.60%           6.78%                         82.60%
7/30/97                              5.30%           6.30%                         84.00%
8/31/97                              5.50%           6.61%                         83.00%
9/30/97                              5.40%           6.40%                         84.40%
10/31/97                             5.35%           6.15%                         86.90%
11/30/97                             5.30%           6.05%                         87.60%
12/31/97                             5.15%           5.92%                         86.90%
Source: Municipal Market
Data

DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1997, CONTINUED

MUNICIPAL MARKET CONDITIONS

The long-term insured revenue index began 1997 yielding 5.60 percent. Municipal yields rose in the first quarter but subsequently declined in a sustained rally. The Fed tightened monetary policy in March in a preemptive move against a possible increase in inflation. Index yields moved as high as 5.90 percent. However, inflation remained benign and the Asian financial crisis drove municipal yields as low as 5.15 percent by year end.

As usually happens when interest rates change rapidly, the municipal rally lagged the rally in Treasuries. The ratio of municipal yields to Treasury yields improved from an historically rich 83 percent of Treasuries in March to a more attractive 87 percent in December. A rising ratio means that municipals have underperformed Treasuries and have become relatively more attractive.

Total municipal volume increased 20
percent in 1997. New-issue supply
reached $220 billion, with half the
underwritings enhanced by bond
insurance. Much of this growth came
from refunding issues sold in the
second half of the year. Overall,
refundings represented one-quarter of
total new issues.

PERFORMANCE

Dean Witter Select Municipal
Reinvestment Fund registered a total
return of 7.94 percent for the year
ended December 31, 1997. In comparison,
the Lehman Brothers Municipal Bond
Index posted a total return of 9.19
percent and the Lipper Analytical
Services Inc. General Municipal Debt
Funds Index produced a total return of
9.03 percent. The net asset value of
the Fund's shares increased from $12.14
to $12.47 per share. Tax-free dividends
of $0.58 per share and a long-term
capital gain distribution of $0.023 per
share were paid during the year.

The accompanying chart illustrates the
growth of a $10,000 investment in the
Fund for the 10 years

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   Growth of
    $10,000
($ in Thousands)
Average Annual
Total Returns
1 Year               5 Years     10 Years
7.94%(1)            6.42%(1)     7.90%(1)
                                              Lipper
                        Fund   Lehman (3)        (4)
December 1987        $10,000      $10,000    $10,000
December 1988        $11,142      $11,016    $11,166
December 1989        $12,197      $12,205    $12,278
December 1990        $12,840      $13,094    $13,015
December 1991        $14,386      $14,684    $14,582
December 1992        $15,664      $15,979    $15,880
December 1993        $17,542      $17,941    $17,853
December 1994        $16,493      $17,014    $16,775
December 1995        $19,132      $19,984    $19,679
December 1996       $ 19,811     $ 20,870   $ 20,328
December 1997     $21,384(2)     $ 22,788   $ 22,164

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.
(1) Figure shown assumes reinvestment of all distributions. There is no sales charge.
(2) Closing value assuming a complete redemption on December 31, 1997.
(3) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or more and a minimum credit rating of Baa or BBB, as measured by Moody's Investors Services, Inc. or Standard & Poor's Corp. The Index does not include any expenses, fees, or charges. The Index is unmanaged and should not be considered an investment.
(4) The Lipper General Municipal Debt Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper General Municipal Debt Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1997, CONTINUED

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               LARGEST SECTORS as of December 31, 1997
(% of Net Assets)
Refunded                                                                      12%
Electric                                                                      10%
Education                                                                      9%
IDR/PCR*                                                                       8%
Hospital                                                                       7%
All Other                                                                     11%
Transportation                                                                16%
General Obligation                                                            14%
Water & Sewer                                                                 13%
*Industrial Development/Pollution Control Revenue
Portfolio structure is subject to change.
CREDIT RATINGS as of December 31, 1997
(% of Total Long-Term Portfolio)
Aaa/AAA                                                                       45%
A/A                                                                           26%
Aa/AA                                                                         24%
Baa/BBB                                                                        5%
As measured by Moody's Investors Service, Inc. or Standard & Poor's
Corp.
Portfolio structure is subject to change.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  Call Structure as of December 31,
                1997
(% of Total Long-Term Portfolio)
Percent Callable
1998                                          7%                           WEIGHTED AVERAGE
1999                                          8%                   CALL PROTECTION: 6 YEARS
2000                                          4%
2001                                          8%
2002                                          8%
2003                                         12%
2004                                         10%
2005                                          9%
2006                                         12%
2007                                          5%
2008+                                        17%
Years Bonds Callable

DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1997, CONTINUED

ended December 31, 1997, versus similar hypothetical investments in the issues that comprise the Lehman Brothers Municipal Bond Index and the funds that comprise the Lipper General Municipal Debt Funds Index.

PORTFOLIO STRUCTURE

In anticipation of tightening moves by the Federal Reserve Board, the Fund increased its cash position, sold market-sensitive issues and retained refunded bonds during the first half of 1997. These defensive actions reduced the Fund's volatility. By the end of the summer the Fund began to draw cash and extend maturity as market conditions improved.

At the end of 1997 the portfolio's average maturity was 15 years. The distribution of bond call dates (illustrated in the accompanying chart) produced an average call protection of 6 years. The Fund's net assets of $94 million were diversified among 10 long-term sectors and 47 credits. Credit quality remained a major focus with nearly 70 percent of long-term holdings rated double or triple "A."

LOOKING AHEAD

The economic fundamentals are in place for another year of solid but less spectacular domestic growth in 1998. Events in the Far East have strengthened the U.S. dollar and led to lower interest rates. The Asian financial crisis seems likely to slow U.S. growth and moderate inflationary pressures in the economy.

We appreciate your ongoing support of Dean Witter Select Municipal Reinvestment Fund and look forward to continuing to serve your investment needs.

Very truly yours,

        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997

PRINCIPAL
AMOUNT IN                                                                             COUPON   MATURITY
THOUSANDS                                                                             RATE       DATE        VALUE
---------------------------------------------------------------------------------------------------------------------
         MUNICIPAL BONDS (95.4%)
         GENERAL OBLIGATION (13.5%)
$  4,000 North Slope Borough, Alaska, Ser 1996 B (MBIA).............................  0.00%     06/30/07   $2,558,440
   1,700 Washington Suburban Sanitation District, Maryland, Gen Constr Refg 1994....  5.00      06/01/14    1,702,941
   2,080 New York City, New York, 1990 Ser D........................................  6.00      08/01/07    2,124,200
   2,000 Pennsylvania, First Ser 1995 (FGIC)........................................  5.50      05/01/12    2,108,900
   2,000 Shelby County, Tennessee, Refg 1995 Ser A..................................  5.625     04/01/12    2,123,460
   2,000 Washington, Ser 1994 A.....................................................  5.80      09/01/08    2,148,660
                                                                                                           ----------
---------
                                                                                                           12,766,601
  13,780
                                                                                                           ----------
---------
         EDUCATIONAL FACILITIES REVENUE (8.7%)
   2,000 District of Columbia, Georgetown University Ser 1993.......................  5.375     04/01/23    2,007,560
   2,000 Massachusetts Health & Educational Facilities Authority, Boston College Ser
           K........................................................................  5.25      06/01/18    1,997,420
   1,500 Rutgers - The State University, New Jersey, Refg Ser R.....................  6.50      05/01/13    1,635,960
   2,000 New York State Dormitory Authority, State University Ser 1989 B............  0.00      05/15/03    1,576,380
   1,000 Ohio Higher Educational Facility Commission, Oberlin College Ser 1993......  5.375     10/01/15    1,019,910
                                                                                                           ----------
---------
                                                                                                            8,237,230
   8,500
                                                                                                           ----------
---------
         ELECTRIC REVENUE (10.3%)
   2,000 Nebraska Public Power District, Power Supply 1993 Ser......................  6.125     01/01/15    2,140,740
   3,000 South Carolina Public Service Authority, Santee Cooper 1997 Refg Ser A
           (MBIA)...................................................................  5.00      01/01/29    2,921,640
   3,000 Intermountain Power Agency, Utah, Refg 1996 Ser D (Secondary FSA)..........  5.00      07/01/21    2,935,080
   3,000 Washington Public Power Supply System, Proj #2 Refg Ser 1994 A (FGIC)......  0.00      07/01/09    1,715,430
                                                                                                           ----------
---------
                                                                                                            9,712,890
  11,000
                                                                                                           ----------
---------
         HOSPITAL REVENUE (7.0%)
   2,000 Birmingham - Carraway Special Care Facilities Financing Authority, Alabama,
           Carraway Methodist Health Ser 1995 A (Connie Lee)........................  6.25      08/15/09    2,275,040
   2,000 Maryland Industrial Development Financing Authority, Holy Cross Health Refg
           Ser 1996.................................................................  5.50      12/01/08    2,160,180
   2,000 North Central Texas Health Facilities Development Corporation, University
           Medical Center Ser 1996 (FSA)............................................  5.50      04/01/10    2,121,880
                                                                                                           ----------
---------
                                                                                                            6,557,100
   6,000
                                                                                                           ----------
---------
         INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE (7.8%)
     700 Connecticut Development Authority, Bridgeport Hydraulic Co Refg Ser 1990...  7.25      06/01/20      752,941
   1,000 Michigan Strategic Fund, Ford Motor Co Refg Ser 1991 A.....................  7.10      02/01/06    1,181,640
   1,000 Claiborne County, Mississippi, Middle South Energy Inc Ser C...............  9.875     12/01/14    1,077,940
   2,000 Ohio Water Development Authority, Dayton Power & Light Co Collateralized
           Refg 1992 Ser A..........................................................  6.40      08/15/27    2,157,600
   1,500 Matagorda County Navigation District #1, Texas, Central Power & Light Co
           Collateralized Ser 1984 A................................................  7.50      12/15/14    1,631,220
     500 Russell County Industrial Development Authority, Virginia, Appalachian
           Power Co Ser G...........................................................  7.70      11/01/07      546,930
                                                                                                           ----------
---------
                                                                                                            7,348,271
   6,700
                                                                                                           ----------
---------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997, CONTINUED

PRINCIPAL
AMOUNT IN                                                                             COUPON   MATURITY
THOUSANDS                                                                             RATE       DATE        VALUE
---------------------------------------------------------------------------------------------------------------------
         MORTGAGE REVENUE - MULTI-FAMILY (1.4%)
$  1,000 Michigan Housing Development Authority, Rental 1992 Ser A..................  6.60%     04/01/12   $1,064,680
     235 Pennsylvania Housing Finance Agency, Moderate Rehabilitation - Section 8
           Assisted Issue B.........................................................  9.00      08/01/01      238,135
                                                                                                           ----------
---------
                                                                                                            1,302,815
   1,235
                                                                                                           ----------
---------
         MORTGAGE REVENUE - SINGLE FAMILY (2.2%)
   2,000 Alaska Housing Finance Corporation, Governmental 1995 Ser A (MBIA).........  5.875     12/01/24    2,069,000
                                                                                                           ----------
---------
         PUBLIC FACILITIES REVENUE (3.2%)
   1,000 Hennepin County, Minnesota, Ser 1991 COPs..................................  6.80      05/15/17    1,091,220
   2,000 Puerto Rico Infrastructure Financing Authority, Special Tax Ser 1997 A
           (AMBAC)..................................................................  5.00      07/01/28    1,957,120
                                                                                                           ----------
---------
                                                                                                            3,048,340
   3,000
                                                                                                           ----------
---------
         TRANSPORTATION FACILITIES REVENUE (15.7%)
   2,000 Los Angeles County Transportation Commission, California, Sales Tax Ser
           1991 B...................................................................  6.50      07/01/13    2,148,260
   2,000 Lee County, Florida, Ser 1995 (MBIA).......................................  5.75      10/01/22    2,106,580
   3,000 Massachusetts Turnpike Authority, Western 1997 Ser A (MBIA)................  5.55      01/01/17    3,044,250
   3,500 Kentucky Turnpike Authority, Resource Recovery Road 1987 Ser A BIGS........  8.50      07/01/06    4,462,745
   1,000 Ohio Turnpike Commission, 1994 Ser A.......................................  5.75      02/15/24    1,048,140
   2,000 Puerto Rico Highway & Transportation Authority, Refg Ser X.................  5.25      07/01/21    1,986,660
                                                                                                           ----------
---------
                                                                                                           14,796,635
  13,500
                                                                                                           ----------
---------
         WATER & SEWER REVENUE (13.4%)
   2,000 San Francisco Public Utilities Commission, California, Water 1996 Ser A....  5.00      11/01/21    1,961,640
   2,000 Cherokee County Water & Sewer Authority, Georgia, Ser 1997 (FGIC)..........  5.00      08/01/27    1,951,640
   2,000 Boston Water & Sewer Commission, Massachusetts, 1992 Ser A.................  6.00      11/01/15    2,002,720
   1,500 Massachusetts Water Resource Authority, 1993 Ser C.........................  5.25      12/01/08    1,588,440
   2,000 Suffolk County Industrial Development Agency, New York, Southwest Sewer Ser
           1994 (FGIC)..............................................................  4.75      02/01/09    2,003,780
   1,000 Columbus, Ohio, Sewerage Refg Ser 1992.....................................  6.25      06/01/08    1,092,520
   2,000 Metropolitan Government of Nashville & Davidson County, Tennessee,
           Refg of 1986.............................................................  5.50      01/01/16    2,000,360
                                                                                                           ----------
---------
                                                                                                           12,601,100
  12,500
                                                                                                           ----------
---------
         REFUNDED (12.2%)
   2,000 Maryland Water Quality Financing Administration, 1990 Ser A................  7.25      09/01/00+   2,198,160
   2,000 Massachusetts, 1994 Ser C (FGIC)...........................................  6.75      11/01/04+   2,302,520
   2,000 Saint Cloud, Minnesota, The Saint Cloud Hospital Ser 1990 B (AMBAC)........  7.00      07/01/01+   2,219,960
     875 New York City, New York, 1997 Ser D........................................  6.00      08/01/99+     893,594
   1,500 New York Local Government Assistance Corporation, Ser 1991 D...............  7.00      04/01/02+   1,691,325
   2,000 Clermont County, Ohio, Mercy Health Ser 1991 (AMBAC).......................  6.733     09/01/01+   2,210,440
                                                                                                           ----------
---------
                                                                                                           11,515,999
  10,375
                                                                                                           ----------
---------

         TOTAL MUNICIPAL BONDS
         (IDENTIFIED COST $82,251,146)..................................................................
  88,590                                                                                                   89,955,981
---------                                                                                                  ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997, CONTINUED

PRINCIPAL
AMOUNT IN                                                                             COUPON   MATURITY
THOUSANDS                                                                             RATE       DATE        VALUE
---------------------------------------------------------------------------------------------------------------------
         SHORT-TERM MUNICIPAL OBLIGATIONS (2.7%)
$  1,500 Missouri Health & Educational Facilities Authority, Cox Health Care Ser
           1997 (MBIA) (Demand 01/02/98)............................................  5.00%*    06/01/15   $1,500,000
   1,000 Puerto Rico Infrastructure Financing Authority, Special Tax Ser 1988 A.....  7.90      07/01/98++  1,041,380
                                                                                                           ----------
---------

   2,500 TOTAL SHORT-TERM MUNICIPAL OBLIGATIONS
         (IDENTIFIED COST $2,522,303)...............................................                        2,541,380
                                                                                                           ----------
---------

$ 91,090 TOTAL INVESTMENTS
         (IDENTIFIED COST $84,773,449) (a)...........................................................    98.1 %   92,497,361
---------
---------

         CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES..............................................     1.9      1,758,120
                                                                                                        ------  ------------

         NET ASSETS..................................................................................   100.0 % $ 94,255,481
                                                                                                        ------  ------------
                                                                                                        ------  ------------

---------------------

   BIGS     Bond Income Growth Security.
   COPs     Certificates of Participation.
    +       Prerefunded to call date shown.
    ++      Refunded to call date shown by forward delivery contract.
    *       Current coupon of variable rate demand obligation.
   (a)      The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross and net unrealized appreciation is $7,723,912.

BOND INSURANCE:
  AMBAC     AMBAC Indemnity Corporation.
Connie Lee  Connie Lee Insurance Company.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.

                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                Based on Market Value as a Percent of Net Assets
                               DECEMBER 31, 1997

Alabama.............   2.4 %
Alaska..............   4.9
California..........   4.4
Connecticut.........   0.8
District of
 Columbia...........   2.1
Florida.............   2.2
Georgia.............   2.1
Kentucky............   4.7%
Maryland............   6.4
Massachusetts.......  11.6
Michigan............   2.4
Minnesota...........   3.5
Mississippi.........   1.1
Missouri............   1.6
Nebraska............   2.3%
New Jersey..........   1.7
New York............   8.8
Ohio................   8.0
Pennsylvania........   2.5
Puerto Rico.........   5.3
South Carolina......   3.1
Tennessee...........   4.4%
Texas...............   4.0
Utah................   3.1
Virginia............   0.6
Washington..........   4.1
                      -----
Total...............  98.1%
                      -----
                      -----

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

ASSETS:
Investments in securities, at value
  (identified cost $84,773,449)................................................................  $92,497,361
Cash...........................................................................................      485,340
Receivable for:
    Interest...................................................................................    1,396,371
    Shares of beneficial interest sold.........................................................       14,136
Prepaid expenses and other assets..............................................................       24,548
                                                                                                 -----------

     TOTAL ASSETS..............................................................................   94,417,756
                                                                                                 -----------

LIABILITIES:
Payable for:
    Investment management fee..................................................................       42,039
    Dividends to shareholders..................................................................       31,489
    Shares of beneficial interest repurchased..................................................       30,229
Accrued expenses...............................................................................       58,518
                                                                                                 -----------

     TOTAL LIABILITIES.........................................................................      162,275
                                                                                                 -----------

     NET ASSETS................................................................................  $94,255,481
                                                                                                 -----------
                                                                                                 -----------

COMPOSITION OF NET ASSETS:
Paid-in-capital................................................................................  $86,490,769
Net unrealized appreciation....................................................................    7,723,912
Accumulated undistributed net realized gain....................................................       40,800
                                                                                                 -----------

     NET ASSETS................................................................................  $94,255,481
                                                                                                 -----------
                                                                                                 -----------

NET ASSET VALUE PER SHARE,
  7,558,656 SHARES OUTSTANDING (UNLIMITED SHARES AUTHORIZED OF $.01 PAR VALUE).................       $12.47
                                                                                                 -----------
                                                                                                 -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997

NET INVESTMENT INCOME:

INTEREST INCOME.................................................................................  $5,222,636
                                                                                                  ----------

EXPENSES
Investment management fee.......................................................................     456,630
Transfer agent fees and expenses................................................................     235,613
Shareholder reports and notices.................................................................      56,635
Professional fees...............................................................................      53,094
Registration fees...............................................................................      35,380
Trustees' fees and expenses.....................................................................       9,907
Custodian fees..................................................................................       4,618
Other...........................................................................................      11,430
                                                                                                  ----------

     TOTAL EXPENSES.............................................................................     863,307

Less: expense offset............................................................................      (4,606)
                                                                                                  ----------

     NET EXPENSES...............................................................................     858,701
                                                                                                  ----------

     NET INVESTMENT INCOME......................................................................   4,363,935
                                                                                                  ----------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain...............................................................................      40,800
Net change in unrealized appreciation...........................................................   2,564,846
                                                                                                  ----------

     NET GAIN...................................................................................   2,605,646
                                                                                                  ----------

NET INCREASE....................................................................................  $6,969,581
                                                                                                  ----------
                                                                                                  ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                          FOR THE YEAR       FOR THE YEAR
                                                                              ENDED              ENDED
                                                                        DECEMBER 31, 1997  DECEMBER 31, 1996
------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.................................................  $      4,363,935   $      4,662,111
Net realized gain.....................................................            40,800          1,184,073
Net change in unrealized appreciation.................................         2,564,846         (2,771,254 )
                                                                        -----------------  -----------------

     NET INCREASE.....................................................         6,969,581          3,074,930

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.................................................        (4,363,935 )       (4,688,098 )
Net realized gain.....................................................          (170,383 )       (1,111,976 )
                                                                        -----------------  -----------------

     TOTAL............................................................        (4,534,318 )       (5,800,074 )
                                                                        -----------------  -----------------
Net decrease from transactions in shares of beneficial interest.......          (367,052 )         (318,257 )
                                                                        -----------------  -----------------

     NET INCREASE (DECREASE)..........................................         2,068,211         (3,043,401 )

NET ASSETS:
Beginning of period...................................................        92,187,270         95,230,671
                                                                        -----------------  -----------------

     END OF PERIOD....................................................  $     94,255,481   $     92,187,270
                                                                        -----------------  -----------------
                                                                        -----------------  -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1997

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Select Municipal Reinvestment Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax, consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on June 1, 1983 and commenced operations on September 22, 1983.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued for the Fund by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the Fund's portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The Fund's portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1997, CONTINUED

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Dean Witter InterCapital Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.50% to the daily net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended December 31, 1997 aggregated $12,415,940 and $7,021,052, respectively.

Dean Witter Trust FSB, an affiliate of the Investment Manager, is the Fund's transfer agent. At December 31, 1997, the Fund had transfer agent fees and expenses payable of approximately $10,200.

DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1997, CONTINUED

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE YEAR                  FOR THE YEAR
                                                                              ENDED                         ENDED
                                                                        DECEMBER 31, 1997             DECEMBER 31, 1996
                                                                   ----------------------------   --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
Sold.............................................................    2,165,786   $   26,487,176     2,918,884   $ 35,510,031
Reinvestment of dividends and distributions......................      345,458        4,213,763       451,479      5,481,141
                                                                   -----------   --------------   -----------   ------------
                                                                     2,511,244       30,700,939     3,370,363     40,991,172
Repurchased......................................................   (2,547,603)     (31,067,991)   (3,404,589)   (41,309,429)
                                                                   -----------   --------------   -----------   ------------
Net decrease.....................................................      (36,359)  $     (367,052)      (34,226)  $   (318,257)
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                          FOR THE YEAR ENDED DECEMBER 31
                                          ---------------------------------------------------------------
                                             1997          1996          1995         1994        1993
---------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:

Net asset value,
 beginning of period....................  $    12.14     $   12.48     $   11.34   $    12.82   $   12.12
                                          ----------     ---------     ---------   ----------   ---------

Net investment income...................        0.58          0.61          0.62         0.65        0.67
Net realized and unrealized gain
 (loss).................................        0.35         (0.19)         1.16        (1.40)       0.75
                                          ----------     ---------     ---------   ----------   ---------

Total from investment operations........        0.93          0.42          1.78        (0.75)       1.42
                                          ----------     ---------     ---------   ----------   ---------

Less dividends and distributions from:
   Net investment income................       (0.58)        (0.61)        (0.62)       (0.69)      (0.67)
   Net realized gain....................       (0.02)        (0.15)        (0.02)       (0.04)      (0.05)
                                          ----------     ---------     ---------   ----------   ---------

Total dividends and distributions.......       (0.60)        (0.76)        (0.64)       (0.73)      (0.72)
                                          ----------     ---------     ---------   ----------   ---------

Net asset value, end of period..........  $    12.47     $   12.14     $   12.48   $    11.34   $   12.82
                                          ----------     ---------     ---------   ----------   ---------
                                          ----------     ---------     ---------   ----------   ---------

TOTAL INVESTMENT RETURN+................        7.94%         3.55%        16.00%       (5.98)%     11.99%

RATIOS TO AVERAGE NET ASSETS:
Expenses................................        0.95%(1)      0.94%(1)      0.97%        0.96%       1.02%

Net investment income...................        4.78%         5.01%         5.14%        5.34%       5.25%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands..............................     $94,255       $92,187       $95,231      $86,405     $96,265

Portfolio turnover rate.................           8%           17%           17%          18%          9%


                                            1992         1991        1990        1989         1988
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value,
 beginning of period....................  $   11.89   $    11.25   $   11.41   $   11.08   $    10.60
                                          ---------   ----------   ---------   ---------   ----------
Net investment income...................       0.70         0.71        0.70        0.68         0.70
Net realized and unrealized gain
 (loss).................................       0.32         0.62       (0.15)       0.33         0.49
                                          ---------   ----------   ---------   ---------   ----------
Total from investment operations........       1.02         1.33        0.55        1.01         1.19
                                          ---------   ----------   ---------   ---------   ----------
Less dividends and distributions from:
   Net investment income................      (0.70)       (0.69)      (0.71)      (0.68)       (0.70)
   Net realized gain....................      (0.09)      --          --          --            (0.01)
                                          ---------   ----------   ---------   ---------   ----------
Total dividends and distributions.......      (0.79)       (0.69)      (0.71)      (0.68)       (0.71)
                                          ---------   ----------   ---------   ---------   ----------
Net asset value, end of period..........  $   12.12   $    11.89   $   11.25   $   11.41   $    11.08
                                          ---------   ----------   ---------   ---------   ----------
                                          ---------   ----------   ---------   ---------   ----------
TOTAL INVESTMENT RETURN+................       8.88%       12.04%       5.27%       9.47%       11.42%
RATIOS TO AVERAGE NET ASSETS:
Expenses................................       1.14%        1.20%       1.21%       1.40%        1.41%
Net investment income...................       5.79%        6.06%       6.12%       5.90%        6.27%
SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands..............................    $75,918      $67,903     $60,304     $52,485      $44,769
Portfolio turnover rate.................         13%          30%         22%         15%          13%

---------------------

 + Calculated based on the net asset value as of the last business day of the period.
(1)  Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dean Witter Select Municipal Reinvestment Fund (the "Fund") at December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the ten years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
FEBRUARY 9, 1998

                      1997 FEDERAL TAX NOTICE (UNAUDITED)
       During the year ended December 31, 1997, the Fund paid to shareholders $0.58 per share from net investment income. All of the Fund's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes.
       For the year ended December 31, 1997, the Fund paid to shareholders $0.02 per share from long-term capital gains. This $0.02 distribution is taxable as 28% rate gain.

TRUSTEES
-----------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manual H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
-----------------------------
Charles A. Fiumefreddo
CHAIRMAN AND CHIEF EXECUTIVE OFFICER
Barry Fink
VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
James F. Willison
VICE PRESIDENT
Joseph R. Arcieri
VICE PRESIDENT
Thomas F. Caloia
TREASURER

TRANSFER AGENT
-----------------------------
Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
-----------------------------
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
-----------------------------
Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.




DEAN WITTER
SELECT MUNICIPAL
REINVESTMENT
FUND




ANNUAL REPORT
DECEMBER 31, 1997